Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions				12 Months Ended
	Apr. 02, 2024	Oct. 18, 2023	May 17, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of exceptional items [line items]
Exceptional items net				$ 1,138.0	$ 5,763.0	$ 606.0
Exceptional items gross				1,234.0	6,600.0	340.0
Impairment reversals of non-current assets				90.0
Impairment of Western Australia Nickel assets [member]
Disclosure of exceptional items [line items]
Exceptional items net					2,675.0
Exceptional items gross					3,800.0
Chilean tax reform [member]
Disclosure of exceptional items [line items]
Exceptional items net						283.0
Tax rate royalty on revenue			1.00%
Tax Rate Effect Of Revenues Exempt From Taxation			46.50%
Deferred tax position remeasured						283.0
Chilean tax reform [member] | Bottom of range [member]
Disclosure of exceptional items [line items]
Tax rate royalty on margin			8.00%
Chilean tax reform [member] | Top of range [member]
Disclosure of exceptional items [line items]
Tax rate royalty on margin			26.00%
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Exceptional items net				914.0	3,762.0	323.0
Exceptional items gross				914.0	3,677.0	$ 340.0
Western Australia Nickel (WAN) temporary suspension [member]
Disclosure of exceptional items [line items]
Exceptional items net				224.0
Exceptional items gross				320.0
Employee redundancies inventory write off and other suspension costs				410.0
Impairment reversals of non-current assets				90.0
Blackwater and Daunia gain on divestment [member]
Disclosure of exceptional items [line items]
Exceptional items net					(674.0)
Exceptional items gross					(877.0)
Cash flows from losing control of subsidiaries or other businesses	$ 2,000.0
Proceeds from divestiture of interest in a subsidiary towards preliminary completion adjustment	44.1
Deferred consideration	$ 1,100.0			280.0	495.0
Proportion of ownership interest in joint venture	50.00%
Bma percentage basis	100.00%
Deposit on signing of the asset sale agreement		$ 100.0
Deferred consideration term	3 years
Price linked earnout amount receivable term	3 years
Price linked earnout subject to cap value	$ 350.0
Average realized pricing exeeding agreed thresholds term	3 years
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 4,100.0				$ 1,072.0
Deferred and contingent consideration received				$ 500.0
Blackwater and Daunia gain on divestment [member] | Top of range [member]
Disclosure of exceptional items [line items]
Deferred Price linked earnout consideration receivable on divestiture of interest in a subsidiary	$ 900.0